Pension and Severance Benefits - Weighted Average Allocation of Plan Assets (Details)	Dec. 31, 2013	Dec. 31, 2012
Equity securities | Domestic Plans
Defined Benefit Plan and Severance [Line Items]
Weighted-average plan asset allocation	79.00%	75.00%
Equity securities | Foreign Plans
Defined Benefit Plan and Severance [Line Items]
Weighted-average plan asset allocation	7.00%	4.00%
Fixed income securities | Domestic Plans
Defined Benefit Plan and Severance [Line Items]
Weighted-average plan asset allocation	20.00%	23.00%
Fixed income securities | Foreign Plans
Defined Benefit Plan and Severance [Line Items]
Weighted-average plan asset allocation	52.00%	54.00%
Cash and equivalents | Domestic Plans
Defined Benefit Plan and Severance [Line Items]
Weighted-average plan asset allocation	1.00%	2.00%
Cash and equivalents | Foreign Plans
Defined Benefit Plan and Severance [Line Items]
Weighted-average plan asset allocation	41.00%	42.00%